Business activity (Details Narrative) € / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2022 USD ($) shares	Dec. 04, 2020 EUR (€)	Dec. 04, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Exercise price (in Dollars per share) | € / shares	€ 11.50
Unexercised warrants expire term	5 years	5 years
Benavente [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds | €	€ 9,300
Security deposit | €	€ 7,500
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants issued	2,125,000	2,125,000
Exercise price (in Dollars per share) | € / shares	€ 11.50
Additional share based payment awards	1,137,000	1,137,000
Additional share based payment awards warrants issued	1,137,000	1,137,000
Class A Ordinary Shares [Member] | Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,450,000
Price per share (in Dollars per share) | € / shares	€ 10.25
Gross proceeds	€ 20,700	$ 25,100
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	2,125,000
H L Acquisitions Corp [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value			€ 44,400	$ 54,000
H L Acquisitions Corp [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued	7,033,356
Warrants issued	8,250,000	8,250,000
Exercise price (in Dollars per share) | € / shares	€ 11.50